LEASE	6 Months Ended
Jun. 30, 2020
LEASE

12   LEASE

The Company enters into lease arrangements primarily for data center spaces, office spaces and equipment.

Data center buildings and land leases

During the six-month period ended June 30, 2020, the Company entered into lease agreements with the landlords to lease the buildings and land, including those acquired  through acquisition of subsidiaries, for certain data centers. The Company assessed the lease classification of the building and land components separately at the commencement date. During the six-month period ended June 30, 2020, the Company recorded additional finance lease liabilities of RMB988,890 and operating lease liabilities of RMB390,515, respectively, through the above new leases or acquisition of subsidiaries.

Build-to-suit leases

In July and August 2018, the Company entered into two lease agreements with a third-party developer-lessor for the development, construction and lease of two brand new buildings (the “Shanghai 12 Lease” and the “Shanghai 13 Lease”) in Shanghai, China. The Company paid deposits for the leases to the developer-lessor. Shanghai 12 Lease has an estimated lease term of 15.7 years commencing upon the delivery of the respective completed building to the Company to November 2035. Shanghai 13 Lease has a lease term of 20 years commencing upon the delivery of the respective completed building to the Company. The buildings will be constructed based on the Company’s specifications and will not include any interior elements, such as electrical wiring, interior walls, ventilation and air conditioning systems, flooring or normal tenant improvements (referred to as cold-shell buildings). Upon completion of constructions and the delivery of the cold-shell buildings, the Company will convert the buildings into data centers. No rent is paid by the Company during the construction of the buildings. All project hard costs are to be paid by the developer-lessors, including site preparation and construction costs. If the Company terminates the agreements before the construction of the buildings are completed, the Company is obligated to reimburse the developer-lessors for costs incurred during the construction period, including but not limited to project application costs, project design fees, ground preparation and levelling costs. Before adoption of ASC 842, the Company determined that it was the owner of the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period for financial reporting purposes in accordance with ASC 840, as it had substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company recorded an asset for the estimated construction costs incurred for the project and a liability for those costs funded by the lessor-developer during the construction period as of December 31, 2018. Upon adoption of ASC 842, the Company determined that it does not control the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period, and derecognized the related assets and liabilities recognized. The construction of the buildings in Shanghai 12 Lease and Shanghai 13 Lease completed in the six-month period ended June 30, 2020, and finance lease obligations of RMB287,233 and operating lease liabilities of RMB62,205 were recognized.

Equipment lease

During the six-month period ended June 30, 2020, the Company entered into lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China, in which the underlying assets needs to be constructed. The lessor purchased these underlying assets prior to the lease commencement for the construction based on the Company’s specifications and supervision. The Company had the right to obtain the partially constructed underlying assets at any point during the construction period by making a payment to the lessor, so the Company concluded that it controls the underlying assets before the lease commencement in accordance with ASC 842-40-55-5. Accordingly, the Company recorded an asset for the estimated construction costs incurred for the equipment and a liability for those costs funded by the lessor during the construction period. Upon completion of the construction, the Company will assess if the arrangement qualifies for sales recognition under the sale and lease back accounting guidance. The obligations under above lease arrangements are recognized as other financing obligations.

In 2019, the Company also entered into two lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China. As the ownership of the underlying assets will be transferred to the Company by the end of the lease term, such leases are recognized as finance leases. The relevant leases commenced when the Company received the equipment. The amount paid by the lessor to its vendor for equipment which was not received by the Company at December 31, 2019, was recognized as other financing obligations. Such other financing obligations were reclassified to finance lease obligation upon commencement of the lease in the six-month period ended June 30, 2020.

The components of lease cost are as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Finance lease cost:
- Amortization of right-of-use assets	103,566	169,352
- Interest on lease liabilities	144,928	192,489
Operating lease cost	50,702	85,028
Short-term lease cost	1,772	3,223
Variable lease cost (Note)	—	(40,189)
Total lease cost	300,968	409,903
Note:

During the six-month period ended June 30, 2020, the Company was granted lease concessions of RMB40,142 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB47 in the six-month period ended June 30, 2020 for certain finance leases with floating interest rate.

Supplemental cash flow information related to leases is as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(119,396)	(159,802)
- Operating cash flows from operating leases	(45,312)	(62,123)
- Financing cash flows from finance leases	(203,911)	(78,888)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	699,524	660,325
- Operating leases	3,770	406,853
Note:

The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB570,821 in the six-month period ended June 30, 2020, which are included in "Payments for purchase of property and equipment and land use rights" in the consolidated statements of cash flows.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

	As of
	December 31, 2019	June 30, 2020

Weighted average remaining lease term:
- Finance leases	15.2	14.1
- Operating leases	15.6	15.9

Weighted average discount rate:
- Finance leases	6.91%	7.06%
- Operating leases	6.35%	6.25%

Maturities of lease and other financing obligations were as follows:

	As of December 31, 2019					As of June 30, 2020
			Total of finance					Total of finance
	Finance	Other	lease and other	Operating		Finance	Other	lease and other	Operating
	lease	financing	financing	lease		lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total

Within 1 year	502,261	32,232	534,493	97,993	632,486	545,457	164,867	710,324	140,967	851,291
After 1 year but within 2 years	399,200	37,462	436,662	72,046	508,708	521,945	233,151	755,096	123,042	878,138
After 2 years but within 3 years	399,843	72,845	472,688	64,151	536,839	553,473	306,028	859,501	101,640	961,141
After 3 years but within 4 years	414,126	69,248	483,374	64,086	547,460	569,126	291,552	860,678	101,750	962,428
After 4 years but within 5 years	429,902	65,688	495,590	64,547	560,137	610,207	276,749	886,956	105,115	992,071
After 5 years	5,905,408	163,480	6,068,888	880,855	6,949,743	7,234,194	647,305	7,881,499	1,411,770	9,293,269
Total	8,050,740	440,955	8,491,695	1,243,678	9,735,373	10,034,402	1,919,652	11,954,054	1,984,284	13,938,338

Less: total future interest	(3,387,232)	(121,742)	(3,508,974)	(478,541)	(3,987,515)	(4,076,294)	(497,689)	(4,573,983)	(769,087)	(5,343,070)
Less: estimated construction costs	—	(9,127)	(9,127)	—	(9,127)	—	(47,924)	(47,924)	—	(47,924)

Present value of lease and other financing obligations	4,663,508	310,086	4,973,594	765,137	5,738,731	5,958,108	1,374,039	7,332,147	1,215,197	8,547,344
Including:
- Current portion			222,473	55,139	277,612			230,746	73,362	304,108
- Non-current portion			4,751,121	709,998	5,461,119			7,101,401	1,141,835	8,243,236

As of June 30, 2020, the Company has additional leases, primarily for data center buildings, that have not yet commenced with total future lease payments of RMB292,830. These leases are expected to commence in fiscal year 2020 with lease terms of 1 year to 20 years.